Note 24 - Capital Management	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
24.	Capital management:

Since inception, the Corporation’s objective in managing capital is to ensure sufficient liquidity to finance its research and development activities, general and administrative expenses, expenses associated with intellectual property protection and its overall capital expenditures. The Corporation is not
exposed to external requirements by regulatory agencies or
third
parties regarding its capital, except for certain covenants included within the convertible debentures
(Note
13
).

Since the beginning of its operations, the Corporation has primarily financed its liquidity needs from funding provided through public offerings, private placements, from the exercise of warrants that were distributed to its related party’s shareholders, from a rights offering and from the issuance of options to employees. The Corporation defines capital to include total shareholders’ equity, derivative warrant liabilities and unsecured convertible debentures. The Corporation’s policy is to maintain a minimal level of debt.

The following table summarizes the cash and cash equivalents of the Corporation:

	March 31, 2019	March 31, 2018
	$	$
Cash	1,896	1,583

Cash equivalents
Term deposits issued in CAD currency	12,100	-
Term deposits issued in US currency [US - $3,250]	-	4,193
Commercial papers issued in CAD currency	5,693	-
Commercial papers issued in US currency [US - $1,099]	-	1,418
Promissory notes issued in CAD currency	498	-
Promissory notes issued in US currency [US - $798]	-	1,029
Bankers acceptance	2,334
Total Cash equivalents	20,625	6,640

Total Cash and cash equivalents	22,521	8,223
24.	Capital management (continued):

As at
March 31, 2019,
the term deposits, commercial paper, promissory note and bankers acceptance have maturity dates of ranging between
April 1, 2019
and
June 25, 2019,
bearing interest rates ranging from
1.76%
and
2.40%
per annum, cashable at any time at the discretion of the Corporation, under certain conditions.

As at
March 31, 2018,
the term deposits, commercial paper and promissory note have maturity dates of ranging between
April 2, 2018
and
May 11, 2018,
bearing interest rates ranging from
1.26%
and
1.72%
per annum, cashable at any time at the discretion of the Corporation, under certain conditions.